December 7, 2015

Supplement

SUPPLEMENT DATED DECEMBER 7, 2015 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated May 1, 2015

The second paragraph of the section of the Portfolio's Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" is hereby deleted and replaced with the following:

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Portfolio may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open. On any business day when the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close early, the Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If the Portfolio does so, it will cease granting same day credit for purchase and redemption orders received after the Portfolio's closing time and credit will be given on the next business day.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

December 7, 2015

Supplement

SUPPLEMENT DATED DECEMBER 7, 2015 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE MID CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated May 1, 2015

The second paragraph of the section of the Portfolio's Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" is hereby deleted and replaced with the following:

The NAV per share of the Portfolio is calculated once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Portfolio may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Portfolio does not price its shares. Therefore, to the extent, if any, that the Portfolio invests in securities primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when you will not be able to purchase or sell your shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

December 7, 2015

Supplement

SUPPLEMENT DATED DECEMBER 7, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated May 1, 2015

The following is hereby added as the third sentence of the section of the Statement of Additional Information entitled "Description of the Fund and its Investments and Risks—Investment Strategies and Risks—Futures Contracts—Forwards":

The Portfolio may also invest in non-deliverable foreign currency forward exchange contracts ("NDFs"). NDFs are similar to other foreign currency forward exchange contracts, but do not require or permit physical delivery of currency upon settlement. Instead, settlement is made in cash based on the difference between the contracted exchange rate and the spot foreign exchange rate at settlement.

The following is hereby added as the fifteenth paragraph of the section of the Statement of Additional Information entitled "Purchase, Redemption and Pricing of Shares—Offering Price":

If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.